UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: April 30, 2014

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
October 31, 2013

KELLNER MERGER FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at October 31, 2013 (Unaudited)

Percentages represent market value as a percentage of total investments.

KELLNER MERGER FUND

EXPENSE EXAMPLE at October 31, 2013 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/13 – 10/31/13).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Kellner Merger Fund Class A and Institutional Class, respectively.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

KELLNER MERGER FUND

EXPENSE EXAMPLE at October 31, 2013 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/13	10/31/13	5/1/13 – 10/31/13
Actual(2)
Class A	$1,000.00	$1,027.20	$15.12
Institutional Class	$1,000.00	$1,028.10	$13.90
Hypothetical (5% return
before expenses)(3)
Class A	$1,000.00	$1,010.28	$15.00
Institutional Class	$1,000.00	$1,011.49	$13.79

(1)
Expenses are equal to the Class A and Institutional Class fund shares’ annualized expense ratios of 2.96% and 2.72%, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $8.94 and $7.67 for Class A and Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $8.89 and $7.63 for Class A and Institutional Class, respectively.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at October 31, 2013 (Unaudited)

Shares	COMMON STOCKS – 109.8%	Value
	Administrative and Support Services – 3.5%
4,400	Lender Processing Services, Inc. (c)	$151,888

	Chemical Manufacturing – 15.8%
9,700	Cornerstone Therapeutics, Inc. (a)(c)	91,859
17,400	Elan Corp. PLC – ADR (a)(c)	289,884
4,100	Life Technologies Corp. (a)(c)	308,771
		690,514
	Clothing and Clothing Accessories Stores – 6.5%
17,900	Saks, Inc. (a)(c)	286,221

	Computer and Electronic
	Product Manufacturing – 5.6%
2,600	Molex, Inc. (c)	100,360
1,800	Molex, Inc. – Class A	69,300
2,500	Spreadtrum Communications, Inc. – ADR (c)	76,025
		245,685
	Credit Intermediation and Related Activities – 18.3%
26,400	Hudson City Bancorp, Inc. (c)	237,072
7,000	StellarOne Corp. (c)	162,960
17,251	Sterling Bancorp (c)	254,452
5,100	Sterling Financial Corp. (c)	147,696
		802,180
	Educational Services – 1.3%
2,700	Greenway Medical Technologies, Inc. (a)	54,945

	Electrical Equipment,
	Appliance, and Component – 4.2%
10,900	Zoltek Companies, Inc. (a)	182,030

	Food and Beverage Stores – 11.0%
9,800	Harris Teeter Supermarkets, Inc. (c)	483,336

	Funds, Trusts, and Other Financial Vehicles – 1.9%
5,700	Cole Real Estate Investments, Inc.	80,940

	Machinery Manufacturing – 2.3%
0	CECO Environmental Corp.	3
25,000	Flow International Corp. (a)(c)	99,750
		99,753
	Merchant Wholesalers, Durable Goods – 6.7%
5,000	Shoppers Drug Mart Corp. (b)	292,140

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at October 31, 2013 (Unaudited), Continued

Shares	COMMON STOCKS – 109.8% (Continued)	Value
	Miscellaneous Manufacturing – 1.6%
2,400	MAKO Surgical Corp. (a)(c)	$71,544

	Miscellaneous Store Retailers – 0.3%
2,421	Office Depot, Inc. (a)	13,533

	Oil and Gas Extraction – 11.5%
11,000	Angle Energy, Inc. (a)(b)	39,563
9,796	Pioneer Southwest Energy Partners, L.P. (c)	463,351
		502,914
	Personal and Laundry Services – 0.6%
2,100	Stewart Enterprises, Inc. – Class A	27,741

	Professional, Scientific, and Technical Services – 4.3%
10,700	ACTIVE Network, Inc. (a)	154,508
4,500	Pactera Technology International Ltd. – ADR (a)	31,770
		186,278
	Publishing Industries (Except Internet) – 0.5%
1,600	Belo Corp. – Class A	21,968

	Real Estate – 2.1%
11,000	CapLease, Inc.	93,500

	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 8.7%
8,700	NYSE Euronext (c)	382,974

	Utilities – 3.1%
5,700	NV Energy, Inc. (c)	135,318
	TOTAL COMMON STOCKS (Cost $4,465,678)	4,805,402

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at October 31, 2013 (Unaudited), Continued

Contracts	PURCHASED OPTIONS – 0.0%	Value
	Call Options – 0.0%
13	Cooper Tire & Rubber Co.
	Expiration: November 2013, Exercise Price: $30.00	$390
	TOTAL PURCHASED OPTIONS (Cost $4,967)	390

Shares	MONEY MARKET FUNDS – 6.3%
277,139	Fidelity Institutional Money Market
	Portfolio, Class I, 0.04% (d)	277,139
	TOTAL MONEY MARKET FUNDS
	(Cost $277,139)	277,139
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $4,747,784) – 116.1%	5,082,931
	Liabilities in Excess of Other Assets – (16.1)%	(704,339)
	NET ASSETS – 100.0%	$4,378,592

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of October 31, 2013.
ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at October 31, 2013 (Unaudited)

Shares	COMMON STOCKS – 46.5%	Value
	Chemical Manufacturing – 4.2%
1,331	Perrigo Co.	$183,532

	Credit Intermediation and Related Activities – 18.5%
2,218	M&T Bank Corp.	249,592
21,779	Provident New York Bancorp	255,250
8,522	Umpqua Holdings Corp.	139,505
6,819	Union First Market Bankshares Corp.	164,474
		808,821
	Food and Beverage Stores – 3.1%
2,982	Loblaw Companies Ltd. (b)	136,394

	Insurance Carriers and Related Activities – 0.7%
1,011	Fidelity National Financial, Inc. – Class A	28,460

	Merchant Wholesalers, Nondurable Goods – 0.3%
900	Officemax, Inc.	13,482

	Oil and Gas Extraction – 11.3%
4,045	Bellatrix Exploration Ltd. (a)	30,299
2,277	Pioneer Natural Resources Co.	466,284
		496,583
	Real Estate – 1.9%
6,229	American Realty Capital Properties, Inc.	82,659

	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 6.5%
1,481	IntercontinentalExchange, Inc. (a)	285,433
	TOTAL COMMON STOCKS
	(Proceeds $1,728,305)	2,035,364
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,728,305)	$2,035,364

(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

(This Page Intentionally Left Blank.)

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2013 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $4,747,784)	$5,082,931
Cash	3,965
Deposit at broker	1,714,222
Receivables
Securities sold	7,939
Dividends and interest	476
Due from Advisor (Note 4)	15,127
Other receivables	6,022
Prepaid expenses	17,516
Total assets	6,848,198
LIABILITIES
Securities sold short (proceeds $1,728,305)	2,035,364
Payables
Securities purchased	205,694
Dividends on short positions	18
Payable to broker	161,251
Administration and fund accounting fees	23,747
Transfer agent fees and expenses	11,809
Audit fees	13,635
Chief Compliance Officer fee	3,016
Custody fees	763
Legal fees	3,243
Distribution fees	6,739
Reports to shareholders	3,002
Pricing fees	438
Accrued expenses	887
Total liabilities	2,469,606
NET ASSETS	$4,378,592

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2013 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$3,361,076
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	317,999
Net asset value and redemption price per share	$10.57
Maximum offering price per share
(Net asset value per share divided by 94.25%)	$11.21
Institutional Class Shares
Net assets applicable to shares outstanding	$1,017,516
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	95,949
Net asset value, offering and redemption price per share	$10.60
COMPONENTS OF NET ASSETS
Paid-in capital	$4,165,774
Undistributed net investment income	3,016
Accumulated net realized gain on investments	179,620
Net unrealized appreciation/(depreciation) on:
Investments and foreign currency	341,818
Purchased options	(4,577)
Securities sold short	(307,059)
Net unrealized appreciation on investments, foreign currency,
options and securities sold short	30,182
Net assets	$4,378,592

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Six Months Ended October 31, 2013 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $207)	$67,708
Interest	64
Total income	67,772
Expenses
Administration and fund accounting fees (Note 4)	47,438
Advisory fees (Note 4)	27,968
Transfer agent fees and expenses (Note 4)	23,583
Registration fees	17,012
Audit fees	13,634
Chief Compliance Officer fee (Note 4)	6,017
Distribution fees – Class A (Note 5)	4,133
Legal fees	3,808
Custody fees (Note 4)	3,403
Miscellaneous expenses	2,912
Printing and mailing expense	2,104
Trustee fees	1,830
Pricing fees (Note 4)	993
Total expenses before dividends and interest on short positions	154,835
Dividends expense on short positions	19,467
Interest expense	7,596
Total expenses before reimbursement from Advisor	181,898
Less: expenses waived and reimbursed by Advisor (Note 4)	(117,142)
Net expenses	64,756
Net investment income	3,016

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on transactions from:
Investments	129,800
Purchased options	(2,111)
Securities sold short	(18,994)
Written options	3,527
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency	169,520
Purchased options	(4,577)
Securities sold short	(161,190)
Net realized and unrealized gain on investments	115,975
Net Increase in Net Assets Resulting from Operations	$118,991

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	June 29, 2012*
	October 31, 2013	through
	(Unaudited)	April 30, 2013
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$3,016	$(39,391)
Net realized gain/(loss) on transactions from:
Investments	129,800	164,117
Purchased options	(2,111)	(1,613)
Securities sold short	(18,994)	(57,332)
Written options	3,527	1,617
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency	169,520	172,298
Purchased options	(4,577)	—
Securities sold short	(161,190)	(145,869)
Net increase in net assets
resulting from operations	118,991	93,827
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from
net change in outstanding shares (a)	(37,377)	4,203,151
Total increase in net assets	81,614	4,296,978
NET ASSETS
Beginning of period	4,296,978	—
End of period	$4,378,592	$4,296,978
Includes undistributed net investment income of	$3,016	$—

(a) A summary of share transactions is as follows:
	Six Months Ended		June 29, 2012*
	October 31, 2013		through
	(Unaudited)		April 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Class A Shares
Shares sold	7,329	$77,094	310,674	$3,109,266
Shares redeemed	—	—	(4)	(40)
Net increase	7,329	$77,094	310,670	$3,109,226

	Six Months Ended		June 29, 2012*
	October 31, 2013		through
	(Unaudited)		April 30, 2013
	Shares	Paid-in Capital	Shares	Paid-in Capital
Institutional Class Shares
Shares sold	28,460	$299,970	106,616	$1,093,925
Shares redeemed	(39,127)	(414,441)	—	—
Net increase/(decrease)	(10,667)	$(114,471)	106,616	$1,093,925

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Six Months Ended October 31, 2013 (Unaudited)

Increase/(decrease) in cash —
Cash flows from operating activities:
Net increase/(decrease) in net assets from operations	$118,991
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investments	(7,794,805)
Proceeds for dispositions of investment securities	7,846,018
Purchase of short term investments, net	(175,144)
Increase in deposits at broker	(42,037)
Increase in dividends and interest receivable	(445)
Decrease in receivable for securities sold	93,281
Increase in due from Advisor	(2,203)
Increase in prepaid expenses and other assets	(12,080)
Decrease in due to broker/custodian	(131,840)
Increase in proceeds on securities sold short	343,952
Increase in payable for securities purchased	82,081
Decrease in payable for dividends on short positions	(1,125)
Increase in accrued administration fees	8,035
Increase in distribution and service fees	355
Increase in custody fees	75
Increase in transfer agent expenses	4,017
Increase in other accrued expenses	4,078
Unrealized appreciation on securities	(162,996)
Net realized gain on investments	(136,866)
Net cash used in operating activities	41,342

Cash flows from financing activities:
Proceeds from shares sold	377,064
Payment on shares redeemed	(414,441)
Net cash provided by financing activities	(37,377)
Net increase in cash	3,965
Cash:
Beginning balance	—
Ending balance	$3,965

Supplemental information:
Cash paid for interest	$7,596

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Class A Shares
	Six Months Ended		June 29, 2012*
	October 31, 2013		through
	(Unaudited)		April 30, 2013
Net asset value, beginning of period	$10.29		$10.00
Income from investment operations:
Net investment loss^	—		(0.12)
Net realized and unrealized gain on investments	0.28		0.41
Total from investment operations	0.28		0.29
Net asset value, end of period	$10.57		$10.29

Total return	2.72	%+	2.90	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$3,361		$3,197
Ratio of expenses to average net assets:
Before expense reimbursement	8.20	%++	9.23	%++
After expense reimbursement	2.96	%++	2.50	%++
Ratio of expenses excluding interest expense
and dividends on short positions to average net assets:
Before expense reimbursement	6.99	%++	8.48	%++
After expense reimbursement	1.75	%++	1.75	%++
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(5.16	%)++	(8.20	%)++
After expense reimbursement	0.08	%++	(1.47	%)++
Portfolio turnover rate	24.63	%+	37.59	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares
	Six Months Ended		June 29, 2012*
	October 31, 2013		through
	(Unaudited)		April 30, 2013
Net asset value, beginning of period	$10.31		$10.00
Income from investment operations:
Net investment income/(loss)^	0.01		(0.06)
Net realized and unrealized gain on investments	0.28		0.37
Total from investment operations	0.29		0.31
Net asset value, end of period	$10.60		$10.31

Total return	2.81	%+	3.20	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,018		$1,100
Ratio of expenses to average net assets:
Before expense reimbursement	7.94	%++	7.50	%++
After expense reimbursement	2.72	%++	2.04	%++
Ratio of expenses excluding interest expense
and dividends on short positions to average net assets:
Before expense reimbursement	6.72	%++	6.96	%++
After expense reimbursement	1.50	%++	1.50	%++
Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(4.94	%)++	(6.18	%)++
After expense reimbursement	0.28	%++	(0.72	%)++
Portfolio turnover rate	24.63	%+	37.59	%+

*	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.  The Fund commenced operations on June 29, 2012.  The Fund offers Class A and Institutional Class shares.  Class A shares are subject to a maximum sales load of 5.75%.  The sales load charged decreases depending on the amount invested.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with the Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

As of October 31, 2013, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Equity Contract	Net Assets – net unrealized depreciation
	on purchased options	$(4,577)

The effect of derivative instruments on the statement of operations for the six months ended October 31, 2013 is as follows:

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contract	Realized loss on purchased options	$(2,111)
Equity Contract	Realized gain on written options	3,527
Equity Contract	Change in unrealized depreciation
	on purchased options	(4,577)

The average monthly market values of purchased and written options during the six months ended October 31, 2013 for the Fund was $3,306 and $92, respectively.
Transactions in written options contracts for the six months ended October 31, 2013, are as follows:

	Contracts	Premiums Received
Beginning Balance	—	$—
Options written	15	3,527
Options expired	(15)	(3,527)
Outstanding at October 31, 2013	—	$—

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of October 31, 2013, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Fund’s investments are carried at fair value.  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2013:

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support	$151,888	$—	$—	$151,888
Educational Services	54,945	—	—	54,945
Finance and Insurance	1,266,094	—	—	1,266,094
Information	21,968	—	—	21,968
Manufacturing	1,289,526	—	—	1,289,526
Mining, Quarrying, and Oil
and Gas Extraction	502,914	—	—	502,914
Other Services	27,741	—	—	27,741
Professional, Scientific and
Technical Services	186,278	—	—	186,278
Real Estate and Rental
and Leasing	93,500	—	—	93,500
Retail Trade	783,090	—	—	783,090
Utilities	135,318	—	—	135,318
Wholesale Trade	292,140	—	—	292,140
Total Common Stocks	4,805,402	—	—	4,805,402
Purchased Options
Call Options	390	—	—	390
Total Purchased Options	390	—	—	390
Short-Term Investments	277,139	—	—	277,139
Total Investments in Securities	$5,082,931	$—	$—	$5,082,931
Securities Sold Short	$2,035,364	$—	$—	$2,035,364

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at October 31, 2013, the end of the reporting period.  During the six months ended October 31, 2013, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended October 31, 2013.

New Accounting Pronouncement: In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended October 31, 2013, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended October 31, 2013, the Fund incurred $27,968 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% and 1.50% of average daily net assets for Class A shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended October 31, 2013, the Advisor reduced its fees in the amount of $117,142; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2016	$184,895
2017	117,142
$302,037

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “Transfer Agent”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended October 31, 2013, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$47,738
Transfer agency (a)	18,176
Custody	3,403
Chief Compliance Officer	6,017
(a) Does not include out-of-pocket expenses.

At October 31, 2013, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$23,747
Transfer agency (a)	9,091
Chief Compliance Officer	3,016
Custody	763
(a) Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended October 31, 2013, the Fund incurred distribution expenses of $4,133 for the Class A shares pursuant to the Plan.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2013 (Unaudited), Continued

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended October 31, 2013, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $7,794,805 and $7,846,018, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

The Fund made no distributions during the six months ended October 31, 2013 or during the period ended April 30, 2013.

As of April 30, 2013, the Fund’s most recent fiscal year end, the components of capital on a tax basis were as follows:

Cost of investments (a)	$4,491,766
Gross unrealized appreciation	205,230
Gross unrealized depreciation	(37,711)
Net unrealized appreciation	167,519
Undistributed ordinary income	72,177
Undistributed long-term capital gain	—
Total distributable earnings	72,177
Other accumulated gains/(losses)	(145,869)
Total accumulated earnings/(losses)	$93,827

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and straddle losses.

KELLNER MERGER FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other regulatory documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

KELLNER MERGER FUND

NOTICE TO SHAREHOLDERS at October 31, 2013 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2013

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

(This Page Intentionally Left Blank.)

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Kellner Management, L.P.
900 Third Avenue, Suite 1000
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 1-855-535-5637.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                 /s/ Douglas G. Hess
              Douglas G. Hess, President

Date   1/6/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Douglas G. Hess
  Douglas G. Hess, President

Date    1/6/14

By (Signature and Title)*                 /s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date   1/6/14

* Print the name and title of each signing officer under his or her signature